Investment in marketable securities (Tables)	12 Months Ended
Dec. 31, 2019
Investment in marketable securities
Schedule of fair value, amortized cost and unrealized holding gains and losses of marketable securities

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value
December 31, 2019
U.S. treasury bonds	$75,340	$76	$—	$75,416
Corporate bonds	34,965	—	(17)	34,948
Total	$110,305	$76	$(17)	$110,364

Schedule of fair value and amortized cost of the available-for-sale securities by contractual maturity

	Amortized
	Cost	Fair Value
Due within one year	$88,487	$88,559
Due after one year through two years	21,818	21,805
Total	$110,305	$110,364